Financial instruments - fair values and risk management - Summary of Tabular Form of Financial Assets and Financial Liabilities at Carrying Value and Fair Value (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Regulatory deposits		$ 17	$ 14
Loans receivable		15	1
Advance for sportsbook software	[1]	120	117		$ 0
Trade and other receivables		85	63
Amounts segregated for users		6	9
Fixed term deposits		16	14	[2]	$ 0	[2]
Financial assets at amortised cost		772	606
Financial assets at fair value through profit or loss		5	0
Total financial assets		777	606
Financial assets, at fair value		772	606
Financial assets at fair value through profit or loss, fair value		5	0
Total financial assets		777	606
Lease liabilities		64	73
Derivative financial instruments.		0	2
Interest-bearing loans and borrowings		17	0
Trade and other payables		197	228
Dividends payable		0	75
Total liabilities carried at amortized cost		278	378
Customer liabilities (at fair value through profit/loss)		72	53
Total financial liabilities		350	431
Financial liabilities, at fair value		278	378
Customer liabilities (at fair value through profit/loss)		72	53
Total financial liabilities		350	431
Net, Carrying Amount		427	175
Net, Fair Value		427	175
Lease liabilities
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		64	73
Derivative financial instruments.
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		0	2
Interest-bearing loans and borrowings
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		17	0
Trade and other payables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		197	228
Total liabilities carried at amortized cost
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value		0	75
Regulatory deposits
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		17	14
Loans receivable
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		15	1
Advance for sportsbook software
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		120	117
Trade and other receivables
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		85	63
Amounts segregated for users
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		6	9
Cash and cash equivalents
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		513	388
Fixed term deposits
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value		16	14
Derivative financial instruments.
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets at fair value through profit or loss		3	0
Financial assets at fair value through profit or loss, fair value		3	0
Investments in non-listed equity instruments
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets at fair value through profit or loss		2	0
Financial assets at fair value through profit or loss, fair value		$ 2	$ 0

[1]	Prepayment for sportsbook software has been renamed to Advance for sportsbook software.
[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.